Property, Plant and Equipment, Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Property, Plant and Equipment
(In thousands)	December 31,	December 31,
	2014	2013
Land, buildings and improvements	$731,925	$723,268
Structures	2,999,582	3,021,152
Towers, transmitters and studio equipment	453,044	440,612
Furniture and other equipment	536,255	473,995
Construction in progress	95,671	123,814
	4,816,477	4,782,841
Less: accumulated depreciation	2,117,413	1,885,211
Property, plant and equipment, net	$2,699,064	$2,897,630

Schedule Of Other Intangible Assets
(In thousands)	December 31, 2014		December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$716,723	$(476,523)	$777,521	$(464,548)
Customer / advertiser relationships	1,222,518	(765,596)	1,212,745	(645,988)
Talent contracts	319,384	(223,936)	319,617	(195,403)
Representation contracts	238,313	(206,338)	252,961	(200,058)
Permanent easements	171,271	-	173,753	-
Other	388,160	(177,249)	387,405	(151,459)
Total	$3,056,369	$(1,849,642)	$3,124,002	$(1,657,456)

Schedule Of Future Amortization Expenses
(In thousands)
2015	$236,019
2016	219,485
2017	197,061
2018	127,730
2019	42,274

Schedule Of Changes In Carrying Amount Of Goodwill
(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085
Impairment	-	-	(10,684)	-	(10,684)
Acquisitions	-	-	-	97	97
Dispositions	-	-	(456)	-	(456)
Foreign currency	-	-	(974)	-	(974)
Other	(1,881)	-	-	-	(1,881)
Balance as of December 31, 2013	$3,234,807	$571,932	$278,202	$117,246	$4,202,187
Acquisitions	17,900	-	-	299	18,199
Foreign currency	-	-	(33,022)	-	(33,022)
Other	60	-	-	-	60
Balance as of December 31, 2014	$3,252,767	$571,932	$245,180	$117,545	$4,187,424